Inventories	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Inventories

Note 16 - Inventories

	December 31,
	2 0 2 2	2 0 2 1	2 0 2 2
	NIS	NIS	US Dollars

Finished products	55,796	50,498	15,688
Inventory in transit	17,018	9,969	4,834
Less – Provision of slow-moving inventory	(885)	(939)	(88)
	71,929	59,528	20,434

The Company records a provision for slow moving inventory in respect of inventory items estimated by management not to be realized due to expiration date. The slow-moving inventory is based on the historic realization rate of the respective item as well as on management's estimate with respect to its future realization rate.